PREPAYMENTS AND OTHER ASSETS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Prepaid copyrights USD ($)	Dec. 31, 2013 Prepaid copyrights CNY	Dec. 31, 2012 Prepaid copyrights CNY	Dec. 31, 2011 Prepaid copyrights CNY
Current portion:
Prepaid copyrights	$ 4,571	27,673	20,163
Prepayments for jointly produced content	2,598	15,727	20,862
Deposits and prepaid rental fees	3,803	23,024	12,225
Others	2,623	15,876	11,659
Prepayments and other assets, current	13,595	82,300	64,909
Non-current portion:
Prepaid copyrights	26,955	163,175	187,682
Deposits for copyrights and rental fees	2,545	15,409	24,310
Others	3,183	19,272	17,193
Prepayments and other assets, non-current	32,683	197,856	229,185
Impairment of Long-Lived Assets Other Than Goodwill
Impairment charges recognized	$ 15,870	96,071	0	0	$ 3,261	19,741	0	0